Subsequent event (Details) $ / shares in Units, $ in Millions	Jul. 27, 2021 USD ($) $ / shares
Dividends declared [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share | $ / shares	$ 0.18
Share transactions [Member] | Share buyback programme [Member]
Disclosure of non-adjusting events after reporting period [line items]
Treasury shares purchased | $	$ 300